UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Floating-Rate Advantage Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Performance

Portfolio Managers Craig P. Russ, Catherine C. McDermott and Andrew N. Sveen, CFA each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	(10.85)%	(8.52)%	—%	(2.36)%
Class A with 3.75% Maximum Sales Charge	—	—	(14.21)	(11.96)	—	(3.85)
Class I at NAV	10/10/2017	10/10/2017	(10.77)	(8.41)	—	(2.17)
Class R6 at NAV	10/10/2017	10/10/2017	(10.77)	(8.41)	—	(2.18)
··
S&P/LSTA Leveraged Loan Index	—	—	(11.54)%	(9.16)%	1.14%	(1.75)%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	2.29%	2.04%	1.99%
Net	1.98	1.73	1.73

% Total Leverage[4]
Borrowings	12.88%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Fund Profile

Credit Quality (% of bond and loan holdings)*

* Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
Top 10 Sectors (% of total investments)*
Electronics/Electrical	17.7%
Health Care	11.7
Business Equipment and Services	9.0
Industrial Equipment	6.9
Telecommunications	6.6
Cable and Satellite Television	4.8
Insurance	4.5
Leisure Goods/Activities/Movies	3.8
Chemicals and Plastics	3.1
Radio and Television	2.2
Total	70.3%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective February 1, 2020, the Fund is managed by Craig P. Russ, Catherine C. McDermott and Andrew N. Sveen.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 891.50	$8.18 **	1.73%
Class I	$1,000.00	$ 892.30	$6.91 **	1.46%
Class R6	$1,000.00	$ 892.30	$6.91 **	1.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.35	$8.72 **	1.73%
Class I	$1,000.00	$1,017.70	$7.36 **	1.46%
Class R6	$1,000.00	$1,017.70	$7.36 **	1.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited)

Corporate Bonds — 3.8%

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.1%
Panther BF Aggregator 2, L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)	$ 25	$ 23,766
		$ 23,766
Building and Development — 0.0%(2)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$ 25	$ 22,889
		$ 22,889
Business Equipment and Services — 0.3%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(1)	$ 50	$ 49,219
Garda World Security Corp., 4.625%, 2/15/27(1)	75	67,687
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	75	73,922
		$ 190,828
Containers and Glass Products — 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	$ 750	$ 749,059
		$ 749,059
Financial Intermediaries — 0.0%(2)
AG Issuer, LLC, 6.25%, 3/1/28(1)	$ 25	$ 21,187
		$ 21,187
Health Care — 1.8%
Avantor, Inc., 6.00%, 10/1/24(1)	$ 300	$ 316,186
HCA, Inc., 5.25%, 4/15/25	750	788,280
		$ 1,104,466
Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$ 50	$ 40,907
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	25	22,639
5.25%, 8/15/27(1)	25	21,924
		$ 85,470
Telecommunications — 0.2%
CenturyLink, Inc., 4.00%, 2/15/27(1)	$ 125	$ 120,312
		$ 120,312
Total Corporate Bonds (identified cost $2,350,407)		$ 2,317,977

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$ 329,406
SPDR Blackstone / GSO Senior Loan ETF	10,750	430,107
Total Exchange-Traded Funds (identified cost $866,581)		$ 759,513

Senior Floating Rate Loans — 101.2%(3)

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.6%
Dynasty Acquisition Co., Inc.:
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$ 16	$ 12,780
Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), 4/6/26	9	6,871
WP CPP Holdings, LLC, Term Loan, 5.53%, (USD LIBOR + 3.75%), 4/30/25(4)	445	339,725
		$ 359,376
Automotive — 1.2%
Adient US, LLC, Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 5/6/24	$ 248	$ 220,521
Bright Bidco B.V., Term Loan, 4.573%, (USD LIBOR + 3.50%), 6/30/24(4)	168	59,853
Thor Industries, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 3.75%), 2/1/26	112	95,665
TI Group Automotive Systems, LLC, Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 6/30/22	381	348,824
		$ 724,863
Automotive & Auto Parts — 0.7%
Panther BF Aggregator 2, L.P., Term Loan, 4.44%, (1 mo. USD LIBOR + 3.50%), 4/30/26	$ 497	$ 457,700
		$ 457,700
Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc., Term Loan, 5.989%, (1 mo. USD LIBOR + 5.00%), 7/31/26	$ 324	$ 249,624
		$ 249,624
Building and Development — 1.9%
American Builders & Contractors Supply Co., Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 1/15/27	$ 174	$ 158,163
Brookfield Property REIT, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 8/27/25	246	176,808
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 8/21/25	320	288,287

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Henry Company, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/5/23	$ 269	$ 230,677
Realogy Group, LLC, Term Loan, 3.831%, (1 mo. USD LIBOR + 2.25%), 2/8/25	162	140,468
Werner FinCo L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	196	173,008
		$ 1,167,411
Business Equipment and Services — 9.3%
Allied Universal Holdco, LLC, Term Loan, 5.239%, (1 mo. USD LIBOR + 4.25%), 7/10/26	$ 374	$ 346,008
AppLovin Corporation, Term Loan, 4.489%, (1 mo. USD LIBOR + 3.50%), 8/15/25	395	356,599
BidFair MergerRight Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 1/15/27	199	160,569
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.085%, (3 mo. USD LIBOR + 4.25%), 6/21/24	195	159,240
Camelot U.S. Acquisition 1 Co., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 10/31/26	125	112,842
CCC Information Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	417	385,062
Ceridian HCM Holding, Inc., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 4/30/25	642	600,382
EIG Investors Corp., Term Loan, 5.388%, (3 mo. USD LIBOR + 3.75%), 2/9/23	268	219,706
Garda World Security Corporation, Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), 10/30/26	103	98,422
IG Investment Holdings, LLC, Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), 5/23/25	298	241,159
IRI Holdings, Inc., Term Loan, 6.113%, (3 mo. USD LIBOR + 4.50%), 12/1/25	421	338,547
Kronos Incorporated, Term Loan, 4.763%, (3 mo. USD LIBOR + 3.00%), 11/1/23	978	906,243
KUEHG Corp., Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), 2/21/25	266	200,329
Outfront Media Capital, LLC, Term Loan, 2.547%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	64,875
Pike Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/24/26	48	44,699
Prime Security Services Borrower, LLC, Term Loan, 4.606%, (1 mo. USD LIBOR + 3.25%), 9/23/26	395	359,748
SMG US Midco 2, Inc., Term Loan, 3.429%, (3 mo. USD LIBOR + 2.50%), 1/23/25	245	184,983
Spin Holdco, Inc., Term Loan, 5.093%, (3 mo. USD LIBOR + 3.25%), 11/14/22	495	442,945
Trans Union, LLC, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 11/16/26	73	70,046
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	$ 214	$ 182,080
West Corporation, Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), 10/10/24	245	188,640
		$ 5,663,124
Cable and Satellite Television — 5.1%
Charter Communications Operating, LLC, Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$ 499	$ 482,122
CSC Holdings, LLC, Term Loan, 2.862%, (1 mo. USD LIBOR + 2.25%), 7/17/25	399	387,005
Telenet Financing USD, LLC, Term Loan, 2.705%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	255,406
UPC Broadband Holding B.V., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	590,417
Virgin Media Bristol, LLC, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	571,500
Ziggo Financing Partnership, Term Loan, 3.205%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	840,375
		$ 3,126,825
Chemicals and Plastics — 3.3%
Alpha 3 B.V., Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), 1/31/24	$ 306	$ 283,815
Minerals Technologies, Inc., Term Loan, 3.217%, (USD LIBOR + 2.25%), 2/14/24(4)	604	558,789
Momentive Performance Materials, Inc., Term Loan, 4.24%, (1 mo. USD LIBOR + 3.25%), 5/15/24	347	286,584
PMHC II, Inc., Term Loan, 4.50%, (1 yr. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	246	149,211
Pregis TopCo Corporation, Term Loan, 4.989%, (1 mo. USD LIBOR + 4.00%), 7/31/26	50	43,890
Starfruit Finco B.V., Term Loan, 10/1/25(5)	500	457,500
Univar, Inc., Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), 7/1/24	264	247,245
		$ 2,027,034
Containers and Glass Products — 1.1%
Berry Global, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.00%), 7/1/26	$ 74	$ 70,492
Flex Acquisition Company, Inc., Term Loan, 4.898%, (USD LIBOR + 3.00%), 12/29/23(4)	305	271,937
Libbey Glass, Inc., Term Loan, 4.005%, (1 mo. USD LIBOR + 3.00%), 4/9/21	244	116,099
Pelican Products, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/1/25	74	60,240

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Containers and Glass Products (continued)
Reynolds Consumer Products, Inc, Term Loan, 3.501%, (3 mo. USD LIBOR + 1.75%), 2/4/27	$ 175	$ 166,141
		$ 684,909
Cosmetics/Toiletries — 1.3%
Kronos Acquisition Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/15/23	$ 850	$ 768,188
		$ 768,188
Diversified Media — 0.2%
Terrier Media Buyer, Inc., Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), 12/17/26	$ 125	$ 108,089
		$ 108,089
Drugs — 1.6%
Albany Molecular Research, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	$ 195	$ 174,525
Amneal Pharmaceuticals, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/4/25	268	235,441
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	151	113,437
Grifols Worldwide Operations USA, Inc., Term Loan, 2.684%, (1 week USD LIBOR + 2.00%), 11/15/27	50	47,797
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	448	431,610
		$ 1,002,810
Ecological Services and Equipment — 1.5%
GFL Environmental, Inc., Term Loan, 3.991%, (1 mo. USD LIBOR + 3.00%), 5/30/25	$ 414	$ 403,763
US Ecology Holdings, Inc., Term Loan, 11/1/26(5)	500	482,500
		$ 886,263
Electronics/Electrical — 18.8%
Almonde, Inc., Term Loan, 5.277%, (3 mo. USD LIBOR + 3.50%), 6/13/24	$ 470	$ 409,217
Applied Systems, Inc., Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), 9/19/24	815	750,185
Avast Software B.V., Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), 9/29/23	143	130,347
Banff Merger Sub, Inc., Term Loan, 5.239%, (1 mo. USD LIBOR + 4.25%), 10/2/25	545	467,282
Buzz Merger Sub, Ltd., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 1/29/27	150	138,750
CDW, LLC, Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), 10/13/26	99	96,126
CommScope, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 4/6/26	448	425,362
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	$ 121	$ 101,558
ECI Macola Max Holdings, LLC, Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), 9/27/24	197	177,392
Epicor Software Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/1/22	786	728,582
EXC Holdings III Corp., Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), 12/2/24	196	173,017
Go Daddy Operating Company, LLC, Term Loan, 2/15/24(5)	500	479,500
Hyland Software, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 7/1/24	1,056	986,568
Infoblox, Inc., Term Loan, 5.489%, (1 mo. USD LIBOR + 4.50%), 11/7/23	244	217,494
Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/1/22	975	944,843
Informatica, LLC, Term Loan, 2/25/27(5)	750	663,750
NCR Corporation, Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), 8/28/26	224	204,846
Refinitiv US Holdings, Inc., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 10/1/25	223	215,745
SGS Cayman L.P., Term Loan, 6.825%, (3 mo. USD LIBOR + 5.38%), 4/23/21	65	48,215
SkillSoft Corporation, Term Loan, 6.527%, (3 mo. USD LIBOR + 4.75%), 4/28/21	341	224,538
SolarWinds Holdings, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 2/5/24	957	892,993
Solera, LLC, Term Loan, 4.363%, (3 mo. USD LIBOR + 2.75%), 3/3/23	496	465,116
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4/16/25(5)	208	198,321
SS&C Technologies, Inc., Term Loan, 4/16/25(5)	292	277,929
Sutherland Global Services, Inc., Term Loan, 6.825%, (3 mo. USD LIBOR + 5.38%), 4/23/21	278	207,131
Tibco Software, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 3.75%), 6/30/26	618	587,325
TTM Technologies, Inc., Term Loan, 4.081%, (1 mo. USD LIBOR + 2.50%), 9/28/24	200	188,000
Ultimate Software Group, Inc. (The), Term Loan, 4.739%, (1 mo. USD LIBOR + 3.75%), 5/4/26	424	400,562
Ultra Clean Holdings, Inc, Term Loan, 5.489%, (1 mo. USD LIBOR + 4.50%), 8/27/25	85	72,326
Veritas Bermuda, Ltd., Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), 1/27/23	146	124,501
Vero Parent, Inc., Term Loan, 7.863%, (3 mo. USD LIBOR + 6.25%), 8/16/24	146	117,731
VS Buyer, LLC, Term Loan, 4.863%, (3 mo. USD LIBOR + 3.25%), 2/28/27	375	361,875
		$ 11,477,127

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Equipment Leasing — 2.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25(5)	$ 700	$ 631,167
Delos Finance S.a.r.l, Term Loan, 10/6/23(5)	700	625,187
		$ 1,256,354
Financial Intermediaries — 2.2%
Apollo Commercial Real Estate Finance, Inc., Term Loan, 3.455%, (1 mo. USD LIBOR + 2.75%), 5/15/26	$ 447	$ 355,067
Aretec Group, Inc., Term Loan, 5.239%, (1 mo. USD LIBOR + 4.25%), 10/1/25	396	273,537
Focus Financial Partners, LLC, Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 7/3/24	75	68,477
Harbourvest Partners, LLC, Term Loan, 3.927%, (2 mo. USD LIBOR + 2.25%), 3/3/25	42	36,058
Victory Capital Holdings, Inc., Term Loan, 4.015%, (1 mo. USD LIBOR + 2.50%), 7/1/26	104	92,439
Virtus Investment Partners, Inc., Term Loan, 3.266%, (1 mo. USD LIBOR + 2.25%), 6/1/24	555	500,192
		$ 1,325,770
Food Products — 1.8%
Del Monte Foods, Inc., Term Loan, 4.865%, (3 mo. USD LIBOR + 3.25%), 2/18/21	$ 345	$ 281,631
Froneri International, Ltd., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 1/29/27	525	504,000
Nomad Foods Europe Midco Limited, Term Loan, 2.955%, (1 mo. USD LIBOR + 2.25%), 5/15/24	300	282,750
		$ 1,068,381
Food Service — 1.9%
1011778 B.C. Unlimited Liability Company, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$ 599	$ 555,109
IRB Holding Corp, Term Loan, 3.751%, (1 mo. USD LIBOR + 2.75%), 2/5/25	317	247,465
Restaurant Technologies, Inc., Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), 10/1/25	247	207,992
US Foods, Inc., Term Loan, 3.072%, (1 mo. USD LIBOR + 2.00%), 9/13/26	149	139,051
		$ 1,149,617
Health Care — 10.6%
Accelerated Health Systems, LLC, Term Loan, 4.297%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$ 49	$ 44,561
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	187	147,188
athenahealth, Inc., Term Loan, 5.284%, (3 mo. USD LIBOR + 4.50%), 2/11/26	398	373,998
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Avantor Funding, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	$ 292	$ 279,560
BioClinica Holding I, L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	195	161,819
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	353	325,878
CHG Healthcare Services, Inc., Term Loan, 4.073%, (3 mo. USD LIBOR + 3.00%), 6/7/23	349	315,758
Elanco Animal Health Incorporated, Term Loan, 2/4/27(5)	150	143,906
Ensemble RCM, LLC, Term Loan, 5.513%, (3 mo. USD LIBOR + 3.75%), 8/3/26	50	46,350
Envision Healthcare Corporation, Term Loan, 4.739%, (1 mo. USD LIBOR + 3.75%), 10/10/25	494	264,650
Greatbatch, Ltd., Term Loan, 3.51%, (1 mo. USD LIBOR + 2.50%), 10/27/22	344	328,926
Hanger, Inc., Term Loan, 4.489%, (1 mo. USD LIBOR + 3.50%), 3/6/25	98	92,610
IQVIA, Inc., Term Loan, 6/11/25(5)	500	475,000
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	249	221,387
MPH Acquisition Holdings, LLC, Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), 6/7/23	362	329,188
National Mentor Holdings, Inc.:
Term Loan, 4.989%, (1 mo. USD LIBOR + 4.00%), 3/9/26	261	237,214
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), 3/9/26	12	10,773
Navicure, Inc., Term Loan, 10/22/26(5)	300	283,500
One Call Corporation, Term Loan, 6.954%, (3 mo. USD LIBOR + 5.25%), 11/25/22	168	139,529
Ortho-Clinical Diagnostics SA, Term Loan, 4.765%, (1 mo. USD LIBOR + 3.25%), 6/30/25	422	361,585
Radiology Partners, Inc., Term Loan, 5.981%, (USD LIBOR + 4.25%), 7/9/25(4)	241	204,452
RadNet, Inc., Term Loan, 5.35%, (3 mo. USD LIBOR + 3.50%), 6/30/23	287	255,770
Select Medical Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 2.50%), 3/6/25	522	498,952
Tecomet, Inc., Term Loan, 5.50%, (USD Prime + 2.25%), 5/1/24	548	468,172
Verscend Holding Corp., Term Loan, 5.489%, (1 mo. USD LIBOR + 4.50%), 8/27/25	496	470,851
		$ 6,481,577
Home Furnishings — 0.5%
Serta Simmons Bedding, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 11/8/23	$ 686	$ 282,453
		$ 282,453

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment — 7.3%
Altra Industrial Motion Corp., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 10/1/25	$ 66	$ 60,801
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24	161	125,029
Carlisle Foodservice Products, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	146	125,183
Clark Equipment Company, Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), 5/18/24	602	549,102
CPM Holdings, Inc., Term Loan, 5.353%, (1 mo. USD LIBOR + 3.75%), 11/17/25	322	266,190
DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	244	209,382
EWT Holdings III Corp., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 12/20/24	522	480,155
Filtration Group Corporation, Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 3/29/25	495	437,429
Gardner Denver, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	25	23,625
Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/1/24	829	746,315
Genesee & Wyoming Inc., Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), 12/30/26	75	72,656
Ingersoll-Rand Services Company, Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	100	94,000
Robertshaw US Holding Corp., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 2/28/25	416	270,725
Terex Corporation, Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 1/31/24	817	765,703
Titan Acquisition Limited, Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), 3/28/25	294	250,635
		$ 4,476,930
Insurance — 4.8%
Alliant Holdings Intermediate, LLC, Term Loan, 3.862%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$ 248	$ 230,136
AmWINS Group, Inc., Term Loan, 3.753%, (1 mo. USD LIBOR + 2.75%), 1/25/24	612	572,636
AssuredPartners, Inc., Term Loan, 4.489%, (1 mo. USD LIBOR + 3.50%), 2/12/27	274	244,824
Asurion, LLC:
Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 8/4/22	756	703,525
Term Loan - Second Lien, 7.489%, (1 mo. USD LIBOR + 6.50%), 8/4/25	100	93,500
Hub International Limited, Term Loan, 4.544%, (USD LIBOR + 2.75%), 4/25/25(4)	516	487,443
NFP Corp., Term Loan, 4.239%, (1 mo. USD LIBOR + 3.25%), 2/15/27	348	304,904
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc., Term Loan, 3.989%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$ 293	$ 266,906
		$ 2,903,874
Leisure Goods/Activities/Movies — 4.0%
AMC Entertainment Holdings, Inc., Term Loan, 4.08%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$ 643	$ 484,770
Bombardier Recreational Products, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 5/24/27	637	538,282
Crown Finance US, Inc., Term Loan, 3.322%, (1 mo. USD LIBOR + 2.25%), 2/28/25	388	260,699
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	200	179,750
Emerald Expositions Holding, Inc., Term Loan, 3.739%, (1 mo. USD LIBOR + 2.75%), 5/22/24	283	224,622
Match Group, Inc., Term Loan, 2/15/27(5)	500	467,500
Travel Leaders Group, LLC, Term Loan, 4.959%, (1 mo. USD LIBOR + 4.00%), 1/25/24	396	303,912
		$ 2,459,535
Lodging and Casinos — 1.8%
ESH Hospitality, Inc., Term Loan, 2.989%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$ 379	$ 330,902
GBT III B.V.:
Term Loan, 2/26/27(5)	109	95,243
Term Loan, 2/26/27(5)	91	79,757
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	219	156,205
RHP Hotel Properties L.P., Term Loan, 2.99%, (1 mo. USD LIBOR + 2.00%), 5/11/24	503	443,911
		$ 1,106,018
Metals/Mining — 0.3%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/12/25	$ 178	$ 155,967
		$ 155,967
Publishing — 1.3%
Getty Images, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/19/26	$ 268	$ 218,953
Harland Clarke Holdings Corp., Term Loan, 6.463%, (3 mo. USD LIBOR + 4.75%), 11/3/23	124	78,684
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(6)	142	23,193
ProQuest, LLC, Term Loan, 4.489%, (1 mo. USD LIBOR + 3.50%), 10/23/26	524	494,885
		$ 815,715

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Radio and Television — 2.2%
Diamond Sports Group, LLC, Term Loan, 4.18%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$ 249	$ 195,269
Entercom Media Corp., Term Loan, 3.489%, (1 mo. USD LIBOR + 2.50%), 11/18/24	344	310,002
Gray Television, Inc., Term Loan, 4.015%, (1 mo. USD LIBOR + 2.50%), 1/2/26	323	311,558
iHeartCommunications, Inc., Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 5/1/26	424	363,102
Mission Broadcasting, Inc., Term Loan, 3.831%, (1 mo. USD LIBOR + 2.25%), 1/17/24	38	35,166
Nexstar Broadcasting, Inc., Term Loan, 3.191%, (1 mo. USD LIBOR + 2.25%), 1/17/24	145	136,349
		$ 1,351,446
Retailers (except food and drug) — 1.5%
Bass Pro Group, LLC, Term Loan, 6.072%, (1 mo. USD LIBOR + 5.00%), 9/25/24	$ 244	$ 207,707
BJ's Wholesale Club, Inc., Term Loan, 3.047%, (1 mo. USD LIBOR + 2.25%), 2/3/24	431	411,490
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	33	28,212
Hoya Midco, LLC, Term Loan, 4.558%, (6 mo. USD LIBOR + 3.50%), 6/30/24	195	152,068
LSF9 Atlantis Holdings, LLC, Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), 5/1/23	140	113,025
		$ 912,502
Services — 0.6%
AlixPartners, LLP, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 4/4/24	$ 323	$ 308,036
KAR Auction Services, Inc., Term Loan, 3.188%, (1 mo. USD LIBOR + 2.25%), 9/19/26	50	46,267
		$ 354,303
Steel — 2.0%
Atkore International, Inc., Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), 12/22/23	$ 300	$ 264,000
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	245	203,350
Zekelman Industries, Inc., Term Loan, 3.209%, (1 mo. USD LIBOR + 2.25%), 1/24/27	775	724,625
		$ 1,191,975
Super Retail — 0.8%
PetSmart, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 3/11/22	$ 477	$ 459,594
		$ 459,594
Security	Principal Amount (000's omitted)	Value
Surface Transport — 0.9%
Agro Merchants NAI Holdings, LLC, Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), 12/6/24	$ 122	$ 102,884
Avis Budget Car Rental, LLC, Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), 8/6/27	524	452,990
		$ 555,874
Telecommunications — 6.8%
CenturyLink, Inc., Term Loan, 3.239%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$ 524	$ 486,702
Colorado Buyer, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	392	266,444
Digicel International Finance Limited, Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), 5/28/24	244	190,718
Intelsat Jackson Holdings S.A., Term Loan, 5.682%, (6 mo. USD LIBOR + 3.75%), 11/27/23	574	535,255
Level 3 Financing, Inc., Term Loan, 2.739%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	414,407
Plantronics, Inc., Term Loan, 3.459%, (USD LIBOR + 2.50%), 7/2/25(4)	391	305,344
SBA Senior Finance II, LLC, Term Loan, 2.74%, (1 mo. USD LIBOR + 1.75%), 4/11/25	683	650,527
Sprint Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/2/24	889	881,714
Syniverse Holdings, Inc., Term Loan, 6.873%, (6 mo. USD LIBOR + 5.00%), 3/9/23	245	163,742
Telesat Canada, Term Loan, 3.74%, (1 mo. USD LIBOR + 2.75%), 12/7/26	100	93,017
Zayo Group Holdings, Inc., Term Loan, 3.989%, (1 mo. USD LIBOR + 3.00%), 12/19/27	175	164,063
		$ 4,151,933
Utilities — 0.8%
Calpine Corporation, Term Loan, 1/15/24(5)	$ 500	$ 482,917
		$ 482,917
Total Senior Floating Rate Loans (identified cost $68,701,064)		$ 61,646,078
Total Investments — 106.3% (identified cost $71,918,052)		$ 64,723,568
Other Assets, Less Liabilities — (6.3)%		$ (3,828,482)
Net Assets — 100.0%		$ 60,895,086

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,529,697, which represents 2.5% of the net assets of the Fund as of March 31, 2020.
(2)	Amount is less than 0.05%.
(3)	Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2020. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.
(4)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(5)	This Senior Loan will settle after March 31, 2020 at which time the interest rate will be determined.
(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $71,918,052)	$ 64,723,568
Cash	11,696,981
Receivable for investments sold	109,471
Receivable for capital shares sold	801,082
Interest receivable	147,898
Receivable from affiliate	6,967
Trustees' deferred compensation plan	939
Prepaid upfront fees on note payable	21,570
Prepaid expenses	5,782
Total assets	$77,514,258
Liabilities
Payable for investments purchased	$ 7,447,750
Payable for capital shares redeemed	33,841
Distributions payable	14,213
Payable to affiliates:
Investment advisory fee	24,384
Administrative fee	5,181
Distribution and service fees	514
Sub-transfer agency fee	101
Trustees' deferred compensation plan	939
Accrued expenses	92,249
Note payable	9,000,000
Total liabilities	$16,619,172
Net Assets	$60,895,086
Sources of Net Assets
Paid-in capital	$ 69,819,915
Accumulated loss	(8,924,829)
Total	$60,895,086
Class A Shares
Net Assets	$ 2,220,728
Shares Outstanding	261,958
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.48
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 8.81
Class I Shares
Net Assets	$ 17,544,267
Shares Outstanding	2,071,177
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.47
Class R6 Shares
Net Assets	$ 41,130,091
Shares Outstanding	4,858,508
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.47
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income	$ 20,434
Interest and other income	1,566,534
Securities lending income, net	516
Total investment income	$ 1,587,484
Expenses
Investment advisory fee	$ 149,785
Administrative fee	31,040
Distribution and service fees:
Class A	3,589
Trustees' fees and expenses	1,761
Custodian fees	2,689
Transfer agency fees and expenses	16,262
Accounting fees	5,739
Professional fees	25,813
Registration fees	25,285
Reports to shareholders	6,380
Interest expense and fees	182,450
Miscellaneous	4,821
Total expenses	$ 455,614
Waiver and/or reimbursement of expenses by affiliate	$ (72,438)
Reimbursement of expenses - other	(803)
Net expenses	$ 382,373
Net investment income	$ 1,205,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (82,341)
Net realized loss	$ (82,341)
Change in unrealized appreciation (depreciation):
Investment securities	$ (6,050,272)
Net change in unrealized appreciation (depreciation)	$(6,050,272)
Net realized and unrealized loss	$(6,132,613)
Net decrease in net assets from operations	$(4,927,502)

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,205,111	$ 3,271,083
Net realized loss	(82,341)	(1,550,361)
Net change in unrealized appreciation (depreciation)	(6,050,272)	(1,054,707)
Net increase (decrease) in net assets from operations	$ (4,927,502)	$ 666,015
Distributions to shareholders:
Class A	$ (63,678)	$ (162,102)
Class I	(346,730)	(1,282,602)
Class R6	(802,727)	(1,822,024)
Total distributions to shareholders	$ (1,213,135)	$ (3,266,728)
Capital share transactions:
Class A	$ (707,282)	$ 281,569
Class I	4,661,804	(10,310,001)
Class R6	13,034,734	(19,458,423)
Net increase (decrease) in net assets from capital share transactions	$16,989,256	$(29,486,855)
Net increase (decrease) in net assets	$10,848,619	$(32,087,568)
Net Assets
At beginning of period	$ 50,046,467	$ 82,134,035
At end of period	$60,895,086	$ 50,046,467

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Statement of Cash Flows

Six Months Ended
March 31, 2020 (Unaudited)
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (4,927,502)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Investments purchased	(15,585,500)
Investments sold and principal repayments	16,104,520
Decrease of short-term investments, net	804,759
Net amortization/accretion of premium (discount)	(14,026)
Amortization of prepaid upfront fees on note payable	15,011
Decrease in interest receivable	49,348
Decrease in securities lending income receivable	414
Decrease in receivable from affiliate	5,845
Increase in prepaid expenses	(4,252)
Increase in Trustee's deferred compensation plan	(342)
Decrease in other assets	3,091
Decrease in deposits for securities loaned	(804,759)
Decrease in payable to affiliate for investment advisory fee	(4,666)
Decrease in payable to affiliate for administrative fee	(244)
Decrease in payable to affiliate for distribution and services fees	(161)
Decrease in payable to affiliate for sub-transfer agency fee	(189)
Increase in payable to affiliate for Trustee's deferred compensation plan	342
Decrease in accrued expenses	(28,434)
Decrease in unfunded loan committments	(73,784)
Net change in unrealized (appreciation) depreciation on investments	6,050,272
Net realized loss from investments	82,341
Net cash provided by operating activities	$ 1,672,084
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (48,601)
Proceeds from capital shares sold	22,442,676
Capital shares redeemed	(7,500,988)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	6,500,000
Repayments of note payable	(14,500,000)
Net cash provided by financing activities	$ 6,870,587
Net increase in cash	$ 8,542,671
Cash at beginning of period	$ 3,154,310
Cash at end of period	$ 11,696,981
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 1,157,873
Cash paid for interest and fees on borrowings	$ 224,342

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 9.73	$ 9.97	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.21	$ 0.47	$ 0.38
Net realized and unrealized loss	(1.24)	(0.24)	(0.06)
Total income (loss) from operations	$ (1.03)	$ 0.23	$ 0.32
Less Distributions
From net investment income	$ (0.22)	$ (0.47)	$ (0.35)
Total distributions	$ (0.22)	$ (0.47)	$ (0.35)
Net asset value — End of period	$ 8.48	$ 9.73	$ 9.97
Total Return(3)	(10.85)% (4)	2.42%	3.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,221	$3,286	$3,090
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	2.12% (7)	2.29%	2.48% (7)
Net expenses(6)	1.73% (7)	1.98%	2.13% (7)
Net investment income	4.41% (7)	4.86%	3.93% (7)
Portfolio Turnover	23% (4)	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.72%, 0.96% and 1.07% for the six months ended March 31,2020, the year ended September 30, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 9.73	$ 9.97	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.49	$ 0.40
Net realized and unrealized loss	(1.25)	(0.23)	(0.06)
Total income (loss) from operations	$ (1.03)	$ 0.26	$ 0.34
Less Distributions
From net investment income	$ (0.23)	$ (0.50)	$ (0.37)
Total distributions	$ (0.23)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 8.47	$ 9.73	$ 9.97
Total Return(3)	(10.77)% (4)	2.57%	3.48% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,544	$14,749	$26,452
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.85% (7)	2.02%	2.06% (7)
Net expenses(6)	1.46% (7)	1.70%	1.67% (7)
Net investment income	4.64% (7)	5.05%	4.10% (7)
Portfolio Turnover	23% (4)	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.70%, 0.93% and 0.91% for the six months ended March 31, 2020, the year ended September 30, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 9.72	$ 9.96	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.50	$ 0.37
Net realized and unrealized loss	(1.24)	(0.24)	(0.04)
Total income (loss) from operations	$ (1.02)	$ 0.26	$ 0.33
Less Distributions
From net investment income	$ (0.23)	$ (0.50)	$ (0.37)
Total distributions	$ (0.23)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 8.47	$ 9.72	$ 9.96
Total Return(3)	(10.77)% (4)	2.67%	3.35% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,130	$32,011	$52,592
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.68% (7)	1.99%	1.74% (7)
Net expenses(6)	1.46% (7)	1.72%	1.44% (7)
Net investment income	4.68% (7)	5.08%	3.81% (7)
Portfolio Turnover	23% (4)	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.70%, 0.95% and 0.69% for the six months ended March 31, 2020, the year ended September 30, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income.The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating Rate Loans. Interests in senior floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,317,977	$ —	$ 2,317,977
Exchange-Traded Funds	759,513	—	—	759,513
Senior Floating Rate Loans	—	61,646,078	—	61,646,078
Total Investments	$759,513	$63,964,055	$ —	$64,723,568
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily gross assets: 0.48% up to and including $1 billion and 0.43% on the excess of $1 billion. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. For the six months ended March 31, 2020, the investment advisory fee amounted to $149,785 or 0.58% (annualized) of the Fund's average daily net assets.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $72,438.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $31,040.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $3,589 for Class A shares.
The Fund was informed that EVD received $314 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $599 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $803, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $22,983,375 and $13,892,284, respectively.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $1,670,552 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $904,574 are short-term and $765,978 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$71,944,561
Gross unrealized appreciation	$ 472,982
Gross unrealized depreciation	(7,693,975)
Net unrealized depreciation	$ (7,220,993)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2020.
6  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit, as amended (the Agreement) with a bank to borrow up to a limit of $45 million. Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes. The Fund may elect for its borrowings to bear interest at the higher of the (i) bank’s prime rate and (ii) Federal Funds rate plus 0.85%; or the one week, one, two, three or six month London Interbank Offered Rate plus 0.85%. Under the terms of the Agreement, in effect through March 16, 2021, the Fund pays a facility fee of 0.15% per annum on the commitment amount. In connection with the renewal of the Agreement on March 17, 2020, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 16, 2021 The unamortized balance at March 31, 2020 is approximately $22,000 and is included in prepaid upfront fees on note payable on the Statement of Assets and Liabilities. At March 31, 2020, the Fund had borrowings outstanding under the Agreement of $9,000,000 at an interest rate of 1.84%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020. For the six months ended March 31, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $10,685,792 and 2.49%, respectively.
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	76,289	$ 719,750	195,738	$ 1,914,479
Reinvestment of distributions	5,818	55,377	15,456	150,430
Shares redeemed	(157,919)	(1,482,409)	(183,374)	(1,783,340)
Net increase (decrease)	(75,812)	$ (707,282)	27,820	$ 281,569
Class I
Shares sold	1,091,850	$ 9,753,927	2,630,684	$ 25,817,573
Reinvestment of distributions	33,057	313,371	125,395	1,219,564
Shares redeemed	(570,202)	(5,405,494)	(3,893,622)	(37,347,138)
Net increase (decrease)	554,705	$ 4,661,804	(1,137,543)	$(10,310,001)
Class R6
Shares sold	1,535,713	$ 12,745,018	459,476	$ 4,476,567
Reinvestment of distributions	83,240	789,125	155,916	1,517,346
Shares redeemed	(53,339)	(499,409)	(2,601,279)	(25,452,336)
Net increase (decrease)	1,565,614	$13,034,734	(1,985,887)	$(19,458,423)
8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•     A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•     A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•      A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•     Data regarding investment performance in comparison to benchmark indices;
•      For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•     Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•     Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•      Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•      Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•     Reports detailing the financial results and condition of CRM;
•      Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•     Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•      A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Other Relevant Information
•      Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•     The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Floating-Rate Advantage Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-year period ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-year period ended September 30, 2019, while it had underperformed its benchmark index for the one-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
Floating-Rate Advantage Fund
March 31, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28874     3.31.20

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 26, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020